CONCENTRATIONS (Tables)	12 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION

The following table sets forth information as to each customer that accounted for 10% or more of net revenue for the years ended June 30, 2026, 2025 and 2024.

	For the Years Ended June 30,
Percentage of the Company’s revenues	2026	2025	2024
Customer A	31%	*	*
Customer B	10%	*	*
Customer C	*	36%	29%
Customer D	*	13%	14%
Customer E	*	13%	*
Customer F	*	*	24%
Total	41%	62%	67%

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares and per share data)

The following table sets forth information as to each customer that accounted for 10% or more of total gross accounts receivable as of June 30, 2026 and 2025.

	As of June 30,
Percentage of the Company’s accounts receivable	2026	2025
Customer A	38%	*
Customer B	29%	*
Customer G	26%	*
Customer H	*	44%
Customer I	*	19%
Customer J	*	16%
Total	93%	79%

*	Indicates below 10%.

(b)	Concentration of suppliers

For the years ended June 30, 2026, 2025 and 2024, the Company’s material suppliers, each of whom accounted for more than 10% of the Company’s total purchases, were as follows:

	For the Years Ended June 30,
Percentage of the Company’s purchase	2026	2025	2024
Supplier A	24%	*	*
Supplier B	15%	*	*
Supplier C	12%	*	*
Supplier D	10%	16%	*
Supplier E	*	28%	*
Supplier F	*	17%	*
Supplier G	*	14%	39%
Supplier H	*	*	11%
Total	61%	75%	50%

The following table sets forth information to each supplier that accounted for 10% or more of total accounts payable as of June 30, 2026 and 2025.

	As of June 30,
Percentage of the Company’s accounts payable	2026	2025
Supplier A	61%	*
Supplier I	21%	*
Supplier E	*	73%
Total	82%	73%

*	Indicates below 10%.